Provision for legal proceedings	6 Months Ended
Jun. 30, 2018
Provision for legal proceedings [Abstract]
Provision for legal proceedings
16.	Provision for legal proceedings

In the ordinary course of business, the Company is exposed to certain contingencies and risks. The provision for contingencies includes labor, tax and civil proceedings under dispute at the administrative and legal levels, based on management's analysis and the opinion of the Company's legal counsel, for cases in which the likelihood of loss is considered probable, as follows:

	June 30, 2018	December 31, 2017
Labor proceedings (a)	32,774	22,795
Tax proceedings (b)	21,935	122,744
Civil proceedings	4,829	2,223
Total	59,538	147,762

(a)	Primarily consists of lawsuits filed by former employees claiming severance payment, overtime pay, additional payment for transfers, among others, for individually significant amounts.

(b)	In 2018, some of the tax proceedings were included in the Tax Amnesty Program described in the Note 14. The remaining balance refers to other tax contingencies.

The Company has the following contingent liabilities referring to proceedings classified by legal counsels as possible losses, for which no provision has been recorded:

	June 30, 2018	December 31, 2017
Labor proceedings (a)	16,263	17,888
Tax proceedings (b)	210,866	212,856
Civil proceedings (c)	86,504	82,076
Total	313,633	312,820

(a)	Primarily consists of lawsuits filed by former employees claiming severance payment, overtime, health hazard allowance, among others, for individually significant amounts.

(b)
On December 15, 2017, the Company’s subsidiary Cavo received an official tax infringement notice for R$90,634 challenging the deductibility of payments made to a number of specified suppliers in 2012, for which there is lack of sufficient evidence that goods and services were actually provided. On December 22 and 27, 2017, Estre Brazil received two official tax infringement notices in the aggregate amount of R$121,778 challenging the deductibility of payments made to a number of specified suppliers from 2012 to 2015, for which there is lack of sufficient evidence that goods and services were actually provided. The Company is challenging such assessment, and presented its defense on January 23, 2018.

(c)
Refer to: i) lawsuit filed by the São Paulo State Prosecutor’s Office challenging the lawfulness of five agreements entered into between the city government of Taboão da Serra and the investee Viva Ambiental regarding provision of public cleaning services. In 2014, the Federal Prosecutor’s Office (“MPF”) requested the return of total emergency agreements entered into by and between Viva Ambiental and Taboão da Serra, which amounted to R$154,123. In 2015, sellers of Viva Ambiental filed an injunction for early presentation of proof, and requested legal expert inspection that detected misstatements in amounts requested by the MPF. The outcome of this inspection indicated a possible loss amount of approximately R$39,247; ii) public action lawsuit filed by the Prosecutor’s Office of Itapevi challenging the implantation of our landfill due to supposed inconsistencies with the local regulation such as proximity with water springs and population, and requests the stoppage and reversal of all deforestation activity, as well as payment of a fine. This lawsuit is still in its instruction phase and the involved value is of R$15,050; iii) popular action moved by a certain group of people, also related to Itapevi, in which the population reinforce the arguments of the aforementioned action, described in item “ii” above. The lawsuit is to be decided simultaneously with the one set forth in item “ii”. The involved value is also of R$15,050.

Changes in provisions for contingencies are as follows:

	Labor proceedings	Tax Proceedings	Civil proceedings	Total
Balance at December 31, 2016	48,658	195,316	1,565	245,539

Additions	67,816	38,416	1,812	108,044
Reversals	(57,626)	(1,089)	(101)	(58,816)
Payments	(7,324)	-	(89)	(7,413)

Balance at June 30, 2017	51,524	232,643	3,187	287,354

Balance on December 31, 2017	22,795	122,744	2,223	147,762

Additions	18,531	1,703	9,196	29,430
Reversals	(2,527)	(60,482)	(297)	(63,306)
Payments	(6,025)	(1,742)	(6,293)	(14,060)
Tax Amnesty Program (Note 14)	-	(40,288)	-	(40,288)

Balance at June 30, 2018	32,774	21,935	4,829	59,538